Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity Abstract
Retained Earning

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
PRC statutory reserve funds	1,218	1,567	221
Unreserved retained earnings	147,123	159,673	22,489

Total retained earnings	148,341	161,240	22,710

Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax
The changes in accumulated other comprehensive income (loss) by component, net of tax, were as follows:

	Foreign currency translation adjustments	Unrealized gains (losses) on available-for-sale investments	Unrealized gains (losses) on derivatives	Total
	RMB	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2020	(840)	1,039	—	199

Other comprehensive (loss) income before reclassification	(88)	(190)	149	(129)

Net current-period other comprehensive (loss) income	(88)	(190)	149	(129)
Other comprehensive (loss) income attribute to noncontrolling interests and redeemable noncontrolling interests	(79)	1	—	(78)

Balance at December 31, 2021	(1,007)	850	149	(8)

Cumulative effect of accounting change	13	—	—	13
Other comprehensive (loss) income before reclassification	(764)	(392)	1,266	110

Net current-period other comprehensive (loss) income	(751)	(392)	1,266	123
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	432	(1)	—	431

Balance at December 31, 2022	(1,326)	457	1,415	546

Other comprehensive loss before reclassification	(626)	(188)	(422)	(1,236)
Amounts reclassified from accumulated other comprehensive income	(287)	(13)	—	(300)

Net current-period other comprehensive loss	(913)	(201)	(422)	(1,536)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	88	7	—	95

Balance at December 31, 2023	(2,151)	263	993	(895)

Balance at December 31, 2023, in US$	(303)	37	140	(126)

Tax Effect Allocated to Each Component of Other Comprehensive Income (loss)
The following table sets forth the tax benefit (expense) allocated to each component of other comprehensive (loss) income for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Unrealized (losses) gains on available-for-sale investments
Other comprehensive (loss) income before reclassification	(3)	28	(13)	(2)

Net current-period other comprehensive (loss) income	(3)	28	(13)	(2)